UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-8211

DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUNDS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
	(Address of principal executive offices)	(Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6883

Date of fiscal year end:	03/31

Date of reporting period:	03/31/04

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus
Institutional Preferred
Money Market Fund

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

2	Letter to Shareholders
5	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Financial Highlights
13	Notes to Financial Statements
17	Report of Independent Auditors
18	Board Members Information
20	Officers of the Fund
F O R M O R E I N F O R M AT I O N
Back Cover

Dreyfus Institutional
Preferred Money Market Fund

The Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Institutional Preferred Money Market Fund for the 12-month period ended March 31, 2004. During the reporting period, the fund produced a yield of 1.04% which, taking into account the effects of compounding, created an effective yield of 1.05%.1

The Economy

After several years of lackluster growth, the economic outlook began to improve in the spring of 2003, after it became clear that major combat in Iraq would be over quickly. The manufacturing sector began to show signs of more sustainable improvement, and consumer confidence began to rise in an environment characterized by a rallying stock market, continued low inflation, greater productivity and the 2003 federal tax cuts, including lower tax rates for capital gains and dividends.

However, at its May meeting the Federal Reserve Board (the “Fed”) cautioned that economic risks were “weighted toward weakness for the foreseeable future.” Although the economy expanded at a greater than expected 3.3% annualized rate during the second quarter, the unemployment rate climbed to 6.4%, its highest level in nine years.To stimulate greater growth and forestall potential deflationary pressures, in late June the Fed reduced the federal funds rate by another 25 basis points to 1%, its lowest level since 1958.

In July, new signs of economic strength kindled investors’ concerns that rising inflation and a ballooning federal budget deficit might lead to higher interest rates.While these concerns sparked a sharp decline in bond prices, money market yields remained relatively steady, anchored by the 1% federal funds rate. The economy continued to improve in August and September as it became clearer that business investment and consumer spending were rebounding, even as inflation remained under control. It was later estimated that the economy grew at a robust 8.2% annualized rate during the third quarter of 2003.

Economic indicators in October and November provided more evidence of an improving economy, including an encouraging increase in jobs and a decrease in the unemployment rate to 6.0%. Orders for durable goods rose more strongly, suggesting that business investment was finally contributing in a meaningful way to the recovery, and consumer confidence advanced to its highest level in more than a year.

As was widely expected, the Fed held the overnight federal funds rate steady at its meeting in early December and reiterated its commitment to keeping borrowing rates low. By the end of 2003, new data further confirmed that an economic recovery was well underway, while a drop in the Consumer Price Index suggested that inflation remained under control. The U.S. Commerce Department later estimated that gross domestic product grew at a 4.1% annualized rate during the fourth quarter of 2003.

While the Fed continued to maintain its accommodative monetary policy, at its meeting in late January 2004, it noted that U.S. economic output was expanding briskly. However, the number of new jobs created by the recovering economy continued to disappoint, reinforcing the perception that the Fed still had a great deal of flexibility in the conduct of monetary policy.

Market Environment/Portfolio Focus

Just days after the end of the reporting period, the U.S. Department of Labor announced that the domestic economy had added 308,000 jobs in March. Investors reacted sharply to the much stronger than expected employment number, pricing in an increase in the federal funds rate much earlier than previously expected. Sluggish jobs growth had been the missing piece of the puzzle in an economy that otherwise enjoyed broad-based strength.

The Fund 3

LETTER TO SHAREHOLDERS (continued)

In our view, one month of employment strength is not sufficient to cause the Fed to raise rates. However, if employment gains of this magnitude continue, the combined pressures of large budget deficits, a weakening dollar, higher commodity prices and ongoing economic optimism may lead the Fed to adjust the overnight borrowing rate toward a less accommodative level.

During the reporting period, we attempted to capture incrementally higher yields by maintaining the fund’s weighted average maturity in a range we consider longer than average. In light of the possibility of higher short-term interest rates later in 2004, however, we may allow the fund’s weighted average maturity to fall toward the neutral range, giving us greater flexibility to take advantage of higher money market yields should they arise. Of course, we recognize that market conditions can change rapidly, and we are prepared to alter our strategy as circumstances require.

Patricia A. Larkin Senior Portfolio Manager

April 15, 2004
New York, N.Y.

1 Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.An investment in the fund is not insured or guaranteed by the FDIC or the U.S. government.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

STATEMENT OF INVESTMENTS
March 31, 2004
	Principal
Negotiable Bank Certificates of Deposit—31.8%	Amount ($)		Value ($)

ABN—AMRO Bank (Yankee)
1.06%, 11/30/2004	100,000,000	[a]	99,983,254
Alliance & Leicester PLC (London)
1.16%, 6/10/2004	100,000,000		100,000,000
BNP Paribas (Yankee)
1.06%, 6/7/2004	100,000,000	[a]	99,996,289
Bank of Scotland (Yankee)
1.03%, 4/1/2004	100,000,000		100,000,000
Barclays Bank PLC (London)
1.04%, 4/16/2004	100,000,000		100,000,000
Credit Agricole Indosuez S.A. (London)
1.10%—1.20%, 6/18/2004—7/6/2004	125,000,000		125,006,039
Credit Lyonnais N.A. Inc. (Yankee)
1.19%, 12/27/2004	200,000,000		200,000,000
Credit Lyonnais N.A. Inc. (Yankee)
1.06%, 10/14/2004	200,000,000	[a]	199,986,527
Depfa Bank PLC (London)
1.21%, 6/7/2004	200,000,000		200,001,850
HBOS PLC (London)
1.20%, 6/11/2004	125,000,000		125,002,450
HBOS Treasury Services PLC (Yankee)
1.03%, 6/9/2004	100,000,000		99,999,044
Landesbank Hessen—Thuringen Girozentrale (London)
1.15%, 7/7/2004	332,000,000		332,000,000
Natexis Banques Populares (Yankee)
1.04%—1.20%, 6/4/2004—6/11/2004	350,000,000		349,997,541
Royal Bank of Scotland PLC (London)
1.04%, 7/16/2004	200,000,000		200,002,935
Societe Generale (Yankee)
1.03%, 6/24/2004	200,000,000		200,000,000
UniCredito Italiano SpA (London)
1.03%—1.04%, 4/22/2004—6/24/2004	500,000,000		500,004,655
WestLB (Yankee)
1.16%, 5/24/2004	75,000,000		75,000,000
WestLB (Yankee)
1.08%, 10/4/2004	300,000,000	[a]	299,976,907
Total Negotiable Bank Certificates of Deposit
(cost $3,406,957,491)			3,406,957,491

The Fund 5

STATEMENT OF INVESTMENTS (continued)

		Principal
Commercial Paper—26.7%		Amount ($)		Value ($)

Alliance & Leicester PLC
1.16%, 6/10/2004		50,000,000	[b]	49,888,194
Bank of America N.A.
1.12%, 7/1/2004		200,000,000		199,438,833
Danske Corp. Inc.
1.11%, 8/6/2004		164,114,000		163,474,252
DnB NOR Bank ASA
1.03%, 6/9/2004		100,000,000		99,802,583
Deutsche Bank Financial Inc.
1.07%, 4/1/2004		450,000,000		450,000,000
General Electric Capital Corp.
1.03%—1.24%, 4/9/2004—7/9/2004		530,000,000		529,046,016
HSH Nordbank AG
1.16%, 6/9/2004		100,000,000		99,779,583
Norddeutsche Landesbank Luxembourg S.A.
1.04%, 6/9/2004		150,000,000		149,702,438
Rabobank USA Financial Corp.
1.06%, 4/1/2004		450,000,000		450,000,000
UBS Finance Delaware LLC
1.06%, 4/1/2004		450,000,000		450,000,000
Westpac Capital Corp.
1.02%, 4/5/2004		200,000,000		199,977,333
Windmill Funding Corp.
1.03%, 4/6/2004		24,545,000	[b]	24,541,489
Total Commercial Paper
(cost $	2,865,650,721)			2,865,650,721

Corporate Notes—2.8%

Sigma Finance Inc.
1.06%—1.08%, 1/27/2005—3/7/2005
(cost $	299,977,027)	300,000,000	[a,b]	299,977,027

Promissory Notes—2.8%

Goldman Sachs Group Inc.
1.18%—1.36%, 4/7/2004—12/16/2004
(cost $	300,000,000)	300,000,000	[c]	300,000,000

		Principal
Short-Term Bank Notes—1.9%		Amount ($)		Value ($)

BNP Paribas
1.06%, 6/16/2004		50,000,000	[a]	49,997,907
Bank of America N.A.
1.05%, 3/15/2005		150,000,000	[a]	150,000,000
Total Short-Term Bank Notes
(cost $	199,997,907)			199,997,907

U.S. Government Agencies—12.6%

Federal Home Loan Banks, Floating Rate Notes
1.06%, 8/4/2005		350,000,000	[a]	349,764,219
Federal Home Loan Banks, Notes
1.34%—1.45%, 3/11/2005—4/29/2005		300,000,000		300,000,000
Federal National Mortgage Association,
Floating Rate Notes
1.01%, 6/17/2004		100,000,000	[a]	99,993,629
Federal National Mortgage Association, Notes
1.17%—1.40%, 4/2/2004—2/25/2005		600,000,000		600,000,000
Total U.S. Government Agencies
(cost $	1,349,757,848)			1,349,757,848

Time Deposits—24.1%

Abbey National North America (Grand Cayman)
1.08%, 4/1/2004		450,000,000		450,000,000
Danske Bank A/S (Grand Cayman)
1.06%, 4/1/2004		200,000,000		200,000,000
Fortis Bank (Grand Cayman)
1.03%, 4/1/2004		450,000,000		450,000,000
Landesbank Baden-Wuerttemberg (Grand Cayman)
1.04%, 4/1/2004		202,000,000		202,000,000
Royal Bank of Canada (Grand Cayman)
1.06%, 4/1/2004		450,000,000		450,000,000
Societe Generale (Grand Cayman)
1.03%, 4/1/2004		250,000,000		250,000,000
State Street Bank & Trust Co. (Grand Cayman)
1.02%, 4/1/2004		185,000,000		185,000,000

The Fund 7

STATEMENT OF INVESTMENTS (continued)

			Principal
Time Deposits (continued)			Amount ($)	Value ($)

U.S. Bank NA (Grand Cayman)
1.03%, 4/1/2004			400,000,000	400,000,000
Total Time Deposits
(cost $	2,587,000,000)			2,587,000,000

Total Investments (cost $		11,009,340,994)	102.7%	11,009,340,994
Liabilities Less, Cash and Receivables			(2.7%)	(292,366,503)
Net Assets			100.0%	10,716,974,491
a Variable interest rate—subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Secutities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At March 31, 2004, these securities amounted to $374,406,710 or 3.5% of net assets.

c	These notes were acquired for investment, not with the intent to distribute or sell. Securities restricted as to public resale.These securities were acquired between 10/10/2003 and 1/21/2004 at a cost of $300,000,000.At March 31, 2004, the aggregate value of these securities was $300,000,000 representing 2.8% of net assets and is valued at amortized cost.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2004
	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	11,009,340,994	11,009,340,994
Interest receivable		10,647,062
		11,019,988,056

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(a)		942,746
Payable for investment securities purchased		300,002,935
Cash overdraft due to Custodian		2,050,884
Payable for shares of Beneficial Interest redeemed		17,000
		303,013,565

Net Assets ( $)		10,716,974,491

Composition of Net Assets ($):
Paid-in capital		10,716,998,056
Accumulated net realized gain (loss) on investments		(23,565)

Net Assets ( $)		10,716,974,491

Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		10,716,998,056
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

The Fund 9

STATEMENT OF OPERATIONS
Year Ended March 31, 2004
Investment Income ($):
Interest Income	125,031,428
Expenses:
Management fee—Note 2(a)	10,952,829
Investment Income—Net	114,078,599

Net Realized Gain (Loss) on Investments—Note 1(b) ($)	(30,702)
Net Increase in Net Assets Resulting from Operations	114,047,897

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended March 31,

	2004	2003

Operations ($):
Investment income—net	114,078,599	173,999,067
Net realized gain (loss) from investments	(30,702)	8,312
Net Increase (Decrease) in Net Assets
Resulting from Operations	114,047,897	174,007,379

Dividends to Shareholders from ($):
Investment income—net	(114,078,599)	(173,999,067)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	50,028,772,705	63,655,207,111
Dividends reinvested	81,882,238	123,402,479
Cost of shares redeemed	(48,978,403,231)	(63,998,635,536)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	1,132,251,712	(220,025,946)
Total Increase (Decrease) in Net Assets	1,132,221,010	(220,017,634)

Net Assets ($):
Beginning of Period	9,584,753,481	9,804,771,115
End of Period	10,716,974,491	9,584,753,481

See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and dis-tributions.These figures have been derived from the fund’s financial statements.

			Year Ended March 31,

	2004	2003	2002	2001	2000

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.010	.017	.033	.063	.054
Distributions:
Dividends from
investment income—net	(.010)	(.017)	(.033)	(.063)	(.054)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	1.05	1.67	3.30	6.51	5.48

Ratios/Supplemental Data (%):
Ratio of expenses
to average net assets	.10	.10	.10	.10	.10
Ratio of net investment income
to average net assets	1.04	1.65	3.23	6.28	5.43

Net Assets, end of period
($ x 1,000)	10,716,974	9,584,753	9,804,771	8,854,953	4,430,839

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Preferred Money Market Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Preferred Money Market Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund.The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

The Fund 13

NOTES TO FINANCIAL STATEMENTS (continued)

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the fund’s Board of Trustees to represent the fair value of the fund’s investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of discount and premium on investment, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the fund received net earnings credits of $34,189 during the period ended March 31, 2004, based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that a net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

At March 31, 2004, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The accumulated capital loss carryover of $23,565 is available to be applied against future net securities profits, if any, realized subsequent to March 31, 2004. If not applied the carryover expires in fiscal 2012.

The tax character of distributions paid to shareholders during the fiscal periods ended March 31, 2004 and March 31, 2003, respectively, were all ordinary income.

At March 31, 2004, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10 of 1% of the value of the fund’s average daily net assets and is payable monthly. The Manager has agreed to pay all of the fund’s expenses except the management fee, taxes, interest, brokerage fees and commissions and extraordinary expenses.

The components of Due to The Dreyfus Corporation and affiliates consists of: management fees $942,746.

(b) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Legal Matters:

Two class actions have been filed against Mellon Financial and Mellon Bank, N.A., and Dreyfus and Founders Asset Management LLC (the “Investment Advisers”), and the directors of all or substantially all of the Dreyfus funds, alleging that the Investment Advisers improperly used assets of the Dreyfus funds, in the form of directed brokerage commissions and 12b-1 fees, to pay brokers to promote sales of Dreyfus funds, and that the use of fund assets to make these payments was not properly disclosed to investors.The complaints further allege that the directors breached their fiduciary duties to fund shareholders

The Fund 15

NOTES TO FINANCIAL STATEMENTS (continued)

under the Investment Company Act of 1940 and at common law. Thecomplaints seek unspecified compensatory and punitive damages, rescission of the funds’ contracts with the Investment Advisers, an accounting of all fees paid, and an award of attorneys’ fees and litigation expenses. Dreyfus and the Dreyfus funds believe the allegations to be totally without merit and will defend the actions vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Dreyfus funds believe that any of the pending actions will have a material adverse affect on the Dreyfus funds or Dreyfus' ability to perform its contracts with the Dreyfus funds.

REPORT OF INDEPENDENT AUDITORS

Shareholders and Board of Trustees

Dreyfus Institutional Preferred Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Institutional Preferred Money Market Fund (one of the funds comprising Dreyfus Institutional Preferred Money Market Funds) as of March 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended,and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States.Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2004 by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion,the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Institutional Preferred Money Market Fund at March 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.

New York, New York
May 5, 2004

The Fund 17

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (60)
Chairman of the Board (1997)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• The Muscular Dystrophy Association, Director
• Levcor International, Inc., an apparel fabric processor, Director
• Century Business Services, Inc., a provider of outsourcing functions for small and medium companies, Director
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
No. of Portfolios for which Board Member Serves: 186

———————
Clifford L. Alexander, Jr. (70)
Board Member (1997)
Principal Occupation During Past 5 Years:
• President of Alexander & Associates, Inc., a management consulting firm ( January 1981-pre-
sent)
• Chairman of the Board of Moody’s Corporation (October 2000-October 2003)
• Chairman of the Board and Chief Executive Officer of The Dun and Bradstreet Corporation
(October 1999-September 2000)
Other Board Memberships and Affiliations:
• Wyeth (formerly, American Home Products Corporation), a global leader in pharmaceuticals, consumer healthcare products and animal health products, Director
• Mutual of America Life Insurance Company, Director
No. of Portfolios for which Board Member Serves: 65

———————
Lucy Wilson Benson (76)
Board Member (1997)
Principal Occupation During Past 5 Years:
• President of Benson and Associates, consultants to business and government (1980-present)
Other Board Memberships and Affiliations:
• The International Executive Services Corps, Director
• Citizens Network for Foreign Affairs,Vice Chairperson
• Council on Foreign Relations, Member
• Lafayette College Board of Trustees,Vice Chairperson Emeritus
• Atlantic Council of the U.S., Director
No. of Portfolios for which Board Member Serves: 39

David W. Burke (68)
Board Member (2003)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• John F. Kennedy Library Foundation, Director
• U.S.S. Constitution Museum, Director
No. of Portfolios for which Board Member Serves: 83

———————
Whitney I. Gerard (69)
Board Member (2003)
Principal Occupation During Past 5 Years:
• Partner of Chadbourne & Parke LLP
No. of Portfolios for which Board Member Serves: 37

———————
Arthur A. Hartman (78)
Board Member (2003)
Principal Occupation During Past 5 Years:
• Chairman of First NIS Regional Fund (ING/Barings Management) and New Russia Fund
• Advisory Council Member to Barings-Vostok
Other Board Memberships and Affiliations:
• APCO Associates, Inc., Senior Consultant
No. of Portfolios for which Board Member Serves: 37

———————
George L. Perry (70)
Board Member (2003)
Principal Occupation During Past 5 Years:
• Economist and Senior Fellow at Brookings Institution
Other Board Memberships and Affiliations:
• State Farm Mutual Automobile Association, Director
• State Farm Life Insurance Company, Director
No. of Portfolios for which Board Member Serves: 37

Once elected all Board Members serve for an indefinite term.Additional information about the Board Members, including their address is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

The Fund 19

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since March 2000.

Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 96 investment companies (comprised of 185 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 58 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice President since November 2002.

Chief Investment Officer,Vice Chairman and a Director of the Manager, and an officer of 96 investment companies (comprised of 185 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 50 years old and has been an employee of the Manager since January 2000. Prior to joining the Manager, he served as an Executive Vice President-Capital Markets, Chief Financial Officer and Treasurer at Gruntal & Co., L.L.C.

CHARLES CARDONA, Executive Vice President since March 2000.

Vice Chairman and a Director of the Manager, Executive Vice President of the Distributor, President of Dreyfus Institutional Services Division, and an officer of 12 investment companies (comprised of 16 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since February 1981.

MARK N. JACOBS, Vice President since March 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 97 investment companies (comprised of 201 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since June 1977.

STEVEN F. NEWMAN, Secretary since March 2000.

Associate General Counsel and Assistant Secretary of the Manager, and an officer of 97 investment companies (comprised of 201 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since July 1980.

ROBERT R. MULLERY, Assistant Secretary since March 2000.

Associate General Counsel of the Manager, and an officer of 26 investment companies (comprised of 58 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Assistant Secretary since March 2000.

Associate General Counsel of the Manager, and an officer of 25 investment companies (comprised of 82 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since October 1990.

MICHAEL A. ROSENBERG, Assistant Secretary since March 2000.

Associate General Counsel of the Manager, and an officer of 94 investment companies (comprised of 194 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since October 1991.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 97 investment companies (comprised of 201 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since April 1985.

ROBERT ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Money Market Funds of the Manager, and an officer of 37 investment companies (comprised of 79 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since October 1988.

KENNETH J. SANDGREN, Assistant Treasurer since November 2001.

Mutual Funds Tax Director of the Manager, and an officer of 97 investment companies (comprised of 201 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since June 1993.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since September 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 92 investment companies (comprised of 196 portfolios) managed by the Manager. He is 33 years old and has been an employee of the Distributor since October 1998.

The Fund 21

For More Information

Dreyfus Institutional
Preferred Money Market Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York
100 Church Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

To obtain information:

By telephone

Call 1-800-645-6561

By mail Write to:

The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

By E-mail Send your request to info@dreyfus.com

On the Internet Information can be viewed online or downloaded from: http://www.dreyfus.com

© 2004 Dreyfus Service Corporation 0194AR0304

Dreyfus
Institutional Preferred
Plus Money Market Fund

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

2	Letter to Shareholders
5	Statement of Investments
7	Statement of Assets and Liabilities
8	Statement of Operations
9	Statement of Changes in Net Assets
10	Financial Highlights
11	Notes to Financial Statements
15	Report of Independent Auditors
16	Board Members Information
18	Officers of the Fund
F O R M O R E I N F O R M AT I O N
Back Cover

Dreyfus Institutional
Preferred Plus Money Market Fund

The Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Institutional Preferred Plus Money Market Fund for the 12-month period ended March 31, 2004. During the reporting period, the fund produced a yield of 1.06% which, taking into account the effects of compounding, created an effective yield of 1.07%.1

The Economy

After several years of lackluster growth, the economic outlook began to improve in the spring of 2003, after it became clear that major combat in Iraq would be over quickly.The manufacturing sector began to show signs of more sustainable improvement, and consumer confidence began to rise in an environment characterized by a rallying stock market, continued low inflation, greater productivity and the 2003 federal tax cuts, including lower tax rates for capital gains and dividends.

However, at its May meeting the Federal Reserve Board (the “Fed”) cautioned that economic risks were “weighted toward weakness for the foreseeable future.” Although the economy expanded at a greater than expected 3.3% annualized rate during the second quarter, the unemployment rate climbed to 6.4%, its highest level in nine years.To stimulate greater growth and forestall potential deflationary pressures, in late June the Fed reduced the federal funds rate by another 25 basis points to 1%, its lowest level since 1958.

In July, new signs of economic strength kindled investors’ concerns that rising inflation and a ballooning federal budget deficit might lead to higher interest rates.While these concerns sparked a sharp decline in bond prices, money market yields remained relatively steady, anchored by the 1% federal funds rate. The economy continued to improve in August and September as it became clearer that business investment and consumer spending were rebounding, even as inflation remained under control. It was later estimated that the economy grew at a robust 8.2% annualized rate during the third quarter of 2003.

2

Economic indicators in October and November provided more evidence of an improving economy, including an encouraging increase in jobs and a decrease in the unemployment rate to 6.0%. Orders for durable goods rose more strongly, suggesting that business investment was finally contributing in a meaningful way to the recovery, and consumer confidence advanced to its highest level in more than a year.

As was widely expected, the Fed held the overnight federal funds rate steady at its meeting in early December and reiterated its commitment to keeping borrowing rates low. By the end of 2003, new data further confirmed that an economic recovery was well underway, while a drop in the Consumer Price Index suggested that inflation remained under control. The U.S. Commerce Department later estimated that gross domestic product grew at a 4.1% annualized rate during the fourth quarter of 2003.

While the Fed continued to maintain its accommodative monetary policy, at its meeting in late January 2004 it noted that U.S. economic output was expanding briskly. However, the number of new jobs created by the recovering economy continued to disappoint, reinforcing the perception that the Fed still had a great deal of flexibility in the conduct of monetary policy.

Market Environment/Portfolio Focus

Just days after the end of the reporting period, the U.S. Department of Labor announced that the domestic economy had added 308,000 jobs in March. Investors reacted sharply to the much stronger than expected employment number, pricing in an increase in the federal funds rate much earlier than previously expected. Sluggish jobs growth had been the missing piece of the puzzle in an economy that otherwise enjoyed broad-based strength.

In our view, one month of employment strength is not sufficient to cause the Fed to raise rates. However, if employment gains of this magnitude continue, the combined pressures of large budget deficits, a weakening dollar, higher commodity prices and ongoing economic optimism may lead the Fed to adjust the overnight borrowing rate toward a less accommodative level.

The Fund 3

LETTER TO SHAREHOLDERS (continued)

During the reporting period, we attempted to capture incrementally higher yields by maintaining the fund’s weighted average maturity in a range we consider longer than average. In light of the possibility of higher short-term interest rates later in 2004, however, we may allow the fund’s weighted average maturity to fall toward the neutral range, giving us greater flexibility to take advantage of higher money market yields should they arise. Of course, we recognize that market conditions can change rapidly, and we are prepared to alter our strategy as circumstances require.

Patricia A. Larkin Senior Portfolio Manager

April 15, 2004
New York, N.Y.

1 Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.An investment in the fund is not insured or guaranteed by the FDIC or the U.S. government.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.Yield provided reflects the absorption of fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s yield would have been lower.

4

STATEMENT OF INVESTMENTS
March 31, 2004
		Principal
Negotiable Bank Certificates of Deposit—13.4%		Amount ($)		Value ($)

American Express Centurion Bank
1.02%, 4/16/2004		5,000,000		5,000,000
Credit Agricole Indosuez (Yankee)
1.03%, 5/3/2004		5,000,000		5,000,000
HSH Nordbank AG (Yankee)
1.02%, 4/1/2004		5,000,000		5,000,000
Harris Trust and Savings Bank
1.02%, 4/5/2004		5,000,000		5,000,000
Nordea Bank Finland PLC (Yankee)
1.02%, 4/19/2004		5,000,000		5,000,000
Wells Fargo Bank
1.02%, 4/14/2004		5,000,000		5,000,000
Total Negotiable Bank Certificates of Deposit
(cost $	30,000,000)			30,000,000

Commercial Paper—13.7%

Bank of America Corp.
1.03%, 5/7/2004		5,416,000		5,410,422
Barclays US Funding Corp.
1.02%, 4/20/2004		5,075,000		5,072,268
Greenwich Capital Holdings Inc.
1.02%, 4/30/2004		5,000,000		4,995,892
Greyhawk Funding LLC
1.02%, 4/5/2004		5,000,000	[a]	4,999,433
Sanpaolo IMI U.S. Financial Co.
1.02%, 4/26/2004		5,000,000		4,996,458
Swedbank Inc.
1.02%, 4/22/2004		5,000,000		4,997,025
Total Commercial Paper
(cost $	30,471,498)			30,471,498

Corporate Notes—2.3%

WestLB AG
1.07%, 1/14/2005
(cost $	4,999,406)	5,000,000	[b]	4,999,406

The Fund 5

STATEMENT OF INVESTMENTS (continued)

			Principal
U.S. Government Agencies—57.3%			Amount ($)	Value ($)

Federal Home Loan Banks, Discount Notes
.97%, 4/1/2004			70,000,000	70,000,000
Student Loan Marketing Association, Discount Notes
.97%, 4/1/2004			57,900,000	57,900,000
Total U.S. Government Agencies
(cost $	127,900,000)			127,900,000

Time Deposits—13.4%

Fortis Bank (Grand Cayman)
1%, 4/1/2004			10,000,000	10,000,000
Rabobank Nederland (Grand Cayman)
1.02%, 4/1/2004			10,000,000	10,000,000
Royal Bank of Canada (Grand Cayman)
1%, 4/1/2004			10,000,000	10,000,000
Total Time Deposits
(cost $	30,000,000)			30,000,000

Total Investments (cost $		223,370,904)	100.1%	223,370,904
Liabilities, Less Cash and Receivables			(.1%)	(201,474)
Net Assets			100.0%	223,169,430

6

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2004
	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	223,370,904	223,370,904
Interest receivable		29,897
		223,400,801

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(a)		422
Cash overdraft due to Custodian		230,949
		231,371

Net Assets ( $)		223,169,430

Composition of Net Assets ($):
Paid-in capital		223,173,840
Accumulated net realized gain (loss) on investments		(4,410)

Net Assets ( $)		223,169,430

Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		223,173,840
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

The Fund 7

STATEMENT OF OPERATIONS

Year Ended March 31, 2004

Investment Income ($):
Interest Income	2,727,806
Expenses:
Management fee—Note 2(a)	255,248
Less—reduction in management fee due to
undertaking—Note 2(a)	(255,248)
Net Expenses	—
Investment Income—Net	2,727,806

Net Realized Gain (Loss) on Investments—Note 1(b) ($)	(627)
Net Increase in Net Assets Resulting from Operations	2,727,179

See notes to financial statements.

8

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended March 31,

	2004	2003

Operations ($):
Investment income—net	2,727,806	2,925,670
Net realized gain (loss) on investments	(627)	(3,783)
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,727,179	2,921,887

Dividends to Shareholders from ($):
Investment income—net	(2,727,806)	(2,925,670)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	4,740,702,285	3,094,866,292
Dividends reinvested	1,153	1,788
Cost of shares redeemed	(4,749,910,723)	(2,862,592,881)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(9,207,285)	232,275,199
Total Increase (Decrease) in Net Assets	(9,207,912)	232,271,416

Net Assets ($):
Beginning of Period	232,377,342	105,926
End of Period	223,169,430	232,377,342

See notes to financial statements.

The Fund 9

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and dis-tributions.These figures have been derived from the fund’s financial statements.

		Year Ended March 31,

	2004	2003	2002	2001[a]

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.011	.016	.030	.027
Distributions:
Dividends from investment income—net	(.011)	(.016)	(.030)	(.027)
Net asset value, end of period	1.00	1.00	1.00	1.00

Total Return (%)	1.07	1.59	3.08	6.11[b]

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets	—	.00[c]	.10	.10[b]
Ratio of net investment income
to average net assets	1.07	1.45	2.96	6.04[b]
Decrease reflected in above expense
ratios due to undertakings by
The Dreyfus Corporation	.10	.10	—	—

Net Assets, end of period ($ x 1,000)	223,169	232,377	106	103
a From October 16, 2000 (commencement of operations) to March 31, 2001.
b	Annualized.
c	Amount represents less than .01%.

See notes to financial statements.

10

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Preferred Plus Money Market Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Preferred Money Market Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund.The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The fund serves as an investment vehicle for certain other Dreyfus funds as well as for other institutional investors. At March 31, 2004, 100% of the funds outstanding shares were held by other Dreyfus funds. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Fund 11

NOTES TO FINANCIAL STATEMENTS (continued)

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the fund’s Board of Trustees to represent the fair value of the fund's investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the fund received net earnings credits of $15,259 during the period ended March 31, 2004, based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that a net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

At March 31, 2004, the components of accumulated earnings on a tax basis was substantially the same as for financial reporting purposes.

12

The accumulated capital loss carryover of $4,410 is available to be applied against future net securities profits, if any, realized subsequent to March 31, 2004. If not applied, $3,783 of the carryover expires in fiscal 2011 and $627 expires in fiscal 2012.

The tax character of distributions paid to shareholders during the fiscal periods ended March 31, 2004 and March 31, 2003, respectively, were all ordinary income.

At March 31, 2004, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10 of 1% of the value of the fund’s average daily net assets and is payable monthly. The Manager has agreed to pay all of the fund’s expenses except the management fee, taxes, interest, brokerage fees and commissions and extraordinary expenses. The Manager had undertaken from April 1, 2003 through March 31, 2004 to waive its management fee.The reduction in management fee, pursuant to the undertaking, amounted to $255,248 during the period ended March 31, 2004.

The components of Due to The Dreyfus Corporation and affiliates consists of: management fees $422.

(b) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Legal Matters:

Two class actions have been filed against Mellon Financial and Mellon Bank, N.A., and Dreyfus and Founders Asset Management LLC (the “Investment Advisers”), and the directors of all or substantially all of the Dreyfus funds, alleging that the Investment Advisers improperly

The Fund 13

NOTES TO FINANCIAL STATEMENTS (continued)

used assets of the Dreyfus funds, in the form of directed brokerage commissions and 12b-1 fees, to pay brokers to promote sales of Dreyfus funds, and that the use of fund assets to make these payments was not properly disclosed to investors.The complaints further allege that the directors breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law.The complaints seek unspecified compensatory and punitive damages, rescission of the funds’ contracts with the Investment Advisers, an accounting of all fees paid, and an award of attorneys’ fees and litigation expenses. Dreyfus and the Dreyfus funds believe the allegations to be totally without merit and will defend the actions vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Dreyfus funds believe that any of the pending actions will have a material adverse affect on the Dreyfus funds or Dreyfus’ ability to perform its contracts with the Dreyfus funds.

14

REPORT OF INDEPENDENT AUDITORS

Shareholders and Board of Trustees

Dreyfus Institutional Preferred Plus Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Institutional Preferred Plus Money Market Fund (one of the funds comprising Dreyfus Institutional Preferred Money Market Funds) as of March 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2004 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Institutional Preferred Plus Money Market Fund at March 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.

New York, New York
May 5, 2004

The Fund 15

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (60)
Chairman of the Board (1997)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• The Muscular Dystrophy Association, Director
• Levcor International, Inc., an apparel fabric processor, Director
• Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
No. of Portfolios for which Board Member Serves: 186

———————
Clifford L. Alexander, Jr. (70)
Board Member (1997)
Principal Occupation During Past 5 Years:
• President of Alexander & Associates, Inc., a management consulting firm ( January 1981-present)
• Chairman of the Board of Moody’s Corporation (October 2000-October 2003)
• Chairman of the Board and Chief Executive Officer of The Dun and Bradstreet Corporation
(October 1999-September 2000)
Other Board Memberships and Affiliations:
• Wyeth (formerly, American Home Products Corporation), a global leader in pharmaceuticals, consumer healthcare products and animal health products, Director
• Mutual of America Life Insurance Company, Director
No. of Portfolios for which Board Member Serves: 65

———————
Lucy Wilson Benson (76)
Board Member (1997)
Principal Occupation During Past 5 Years:
• President of Benson and Associates, consultants to business and government (1980-present)
Other Board Memberships and Affiliations:
• The International Executive Services Corps, Director
• Citizens Network for Foreign Affairs,Vice Chairperson
• Council on Foreign Relations, Member
• Lafayette College Board of Trustees,Vice Chairperson Emeritus
• Atlantic Council of the U.S., Director
No. of Portfolios for which Board Member Serves: 39

16

David W. Burke (68)
Board Member (2003)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• John F. Kennedy Library Foundation, Director
• U.S.S. Constitution Museum, Director
No. of Portfolios for which Board Member Serves: 83

———————
Whitney I. Gerard (69)
Board Member (2003)
Principal Occupation During Past 5 Years:
• Partner of Chadbourne & Parke LLP
No. of Portfolios for which Board Member Serves: 37

———————
Arthur A. Hartman (78)
Board Member (2003)
Principal Occupation During Past 5 Years:
• Chairman of First NIS Regional Fund (ING/Barings Management) and New Russia Fund
• Advisory Council Member to Barings-Vostok
Other Board Memberships and Affiliations:
• APCO Associates, Inc., Senior Consultant
No. of Portfolios for which Board Member Serves: 37

———————
George L. Perry (70)
Board Member (2003)
Principal Occupation During Past 5 Years:
• Economist and Senior Fellow at Brookings Institution
Other Board Memberships and Affiliations:
• State Farm Mutual Automobile Association, Director
• State Farm Life Insurance Company, Director
No. of Portfolios for which Board Member Serves: 37

Once elected all Board Members serve for an indefinite term.Additional information about the Board Members, including their address is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

The Fund 17

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since March 2000.

Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 96 investment companies (comprised of 185 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 58 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice President since November 2002.

Chief Investment Officer,Vice Chairman and a Director of the Manager, and an officer of 96 investment companies (comprised of 185 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 50 years old and has been an employee of the Manager since January 2000. Prior to joining the Manager, he served as an Executive Vice President-Capital Markets, Chief Financial Officer and Treasurer at Gruntal & Co., L.L.C.

CHARLES CARDONA, Executive Vice President since March 2000.

Vice Chairman and a Director of the Manager, Executive Vice President of the Distributor, President of Dreyfus Institutional Services Division, and an officer of 12 investment companies (comprised of 16 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since February 1981.

MARK N. JACOBS, Vice President since March 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 97 investment companies (comprised of 201 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since June 1977.

STEVEN F. NEWMAN, Secretary since March 2000.

Associate General Counsel and Assistant Secretary of the Manager, and an officer of 97 investment companies (comprised of 201 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since July 1980.

ROBERT R. MULLERY, Assistant Secretary since January 2003.

Associate General Counsel of the Manager, and an officer of 26 investment companies (comprised of 58 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Assistant Secretary since March 2000.

Associate General Counsel of the Manager, and an officer of 25 investment companies (comprised of 82 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since October 1990.

MICHAEL A. ROSENBERG, Assistant Secretary since March 2000.

Associate General Counsel of the Manager, and an officer of 94 investment companies (comprised of 194 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since October 1991.

18

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 97 investment companies (comprised of 201 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since April 1985.

ROBERT ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Money Market Funds of the Manager, and an officer of 37 investment companies (comprised of 79 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since October 1988.

KENNETH J. SANDGREN, Assistant Treasurer since November 2001.

Mutual Funds Tax Director of the Manager, and an officer of 97 investment companies (comprised of 201 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since June 1993.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since October 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 92 investment companies (comprised of 196 portfolios) managed by the Manager. He is 33 years old and has been an employee of the Distributor since October 1998.

The Fund 19

NOTES

For More Information

Dreyfus Institutional Preferred
Plus Money Market Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York
100 Church Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

To obtain information:

By telephone

Call 1-800-645-6561

By mail Write to:

The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

By E-mail Send your request to info@dreyfus.com

On the Internet Information can be viewed online or downloaded from: http://www.dreyfus.com

© 2004 Dreyfus Service Corporation 0286AR0304

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that Mr. Joseph DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $43,800 in 2003 and $44,520 in 2004.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $-0- in 2003 and $-0- in 2004.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $15,000 in 2003 and $288,500 in 2004.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $2,009 in 2003 and $7,708 in 2004. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies.

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $-0- in 2003 and $-0- in 2004.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $-0- in 2003 and $3 in 2004. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service

Affiliates, other than the services reported in paragraphs (b) and (c) of this Item, which required pre-approval by the Audit Committee were $-0- in 2003 and $-0- in 2004.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $483,587 in 2003 and $639,435 in 2004.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management

Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

The Fund has a Nominating Committee, which is responsible for selecting and nominating persons for election or appointment by the Fund’s Board as Board members. The Committee has adopted a Nominating Committee Charter (“Charter”). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Fund, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor West, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Fund and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 10. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER OPPORTUNITY FUNDS

By:	/s/ Stephen E. Canter

Stephen E. Canter
President

Date:	May 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer

Date:	May 27, 2004

By:	/s/ James Windels

James Windels
Chief Financial Officer

Date:	May 27, 2004

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)